COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of commitments [abstract]
Disclosure of information about liquidity arrangements, guarantees or other commitments with third parties that may affect fair value or risk of interests in structured entities [text block]
	Thousands of U.S. dollars
	2018	2019
Senior Secured Notes (Note 17)	400,035	501,922
Brazilian bonds - Debentures (Note 17)	14,708	-
Bank borrowings (Note 17)	39,498	23,928
Lease liabilities (Note 17)	5,527	194,765
Less: Cash and cash equivalents (Note 15)	(133,526)	(124,706)
Net financial debt with third parties	326,242	595,909

	Thousands of U.S. dollars
	2018	2019
Guarantees
Financial, labor-related, tax and rental transactions	125,422	152,297
Contractual obligations	257,844	198,283
Other	20	22
Total	383,286	350,602